36. RELATED PARTIES´ TRANSACTIONS (Details 7) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Orígenes Retiro
Disclosure of transactions between related parties [line items]
Corporate bonds transactions, purchases	$ 0	$ 666	$ 0
Corporate bonds transactions, sales	0	590	0
Total related parties
Disclosure of transactions between related parties [line items]
Corporate bonds transactions, purchases	0	666	0
Corporate bonds transactions, sales	$ 0	$ 590	$ 0